Financial Liabilities - Additional Information (Detail) € / shares in Units, $ in Thousands, € in Millions						8 Months Ended	12 Months Ended		24 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 18, 2024 USD ($) shares	Jan. 25, 2024 USD ($) shares	Apr. 17, 2023 USD ($) shares	Mar. 08, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 28, 2024 EUR (€) shares	Dec. 18, 2024 EUR (€) € / shares	Dec. 06, 2024 USD ($)	Jan. 25, 2024 EUR (€) € / shares shares	Oct. 06, 2023 USD ($)	Jun. 19, 2023 USD ($)	Apr. 17, 2023 EUR (€) € / shares shares	Dec. 28, 2022 EUR (€)
Disclosure of offsetting of financial liabilities [line items]
Non current liability of loan	$ 3,600						$ 3,600		$ 3,600
Non-current financial liabilities	50,882					$ 49,125	50,882	$ 49,125	50,882
Cash	32,915					81,708	32,915	81,708	32,915
Conditional advances	$ 3,189					1,448	$ 3,189	1,448	$ 3,189
Fair value of expected volatility percentage	5.00%						5.00%		5.00%	5.00%
Cash received as grant							$ 500	1,400
Other current financial liabilities	$ 11,293					126	$ 11,293	126	$ 11,293
Liability maturity period							2025
Other non-current financial liabilities	$ 881					12,884	$ 881	12,884	$ 881
Percentage of debt repayment terms	75.00%						75.00%		75.00%	75.00%
Proportion of EIB finance contract to warrant issued	0.30%						0.30%		0.30%	0.30%
Financial liabilities at amortised cost	$ 132,397					127,354	$ 132,397	127,354	$ 132,397			€ 5.0		€ 15.0
Transaction costs disbursed in cash				$ 300
Initial fair value of the loan		$ 4,500	$ 12,800	$ 16,200
Effective Interest Rate of Loan			11.40%	13.40%
Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Number of shares issued | shares				2,779,188													2,779,188
Financial liabilities at amortised cost | €																	€ 20.0
Fair value of warrants				$ 5,300
Warrants issued | shares				2,779,188
Change in fair value of warrants						2,500
Tranche B Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Number of shares issued | shares			1,460,053											1,460,053
Fair value of warrants			$ 3,500
Warrants issued | shares			1,460,053
Change in fair value of warrants							1,700
Tranche C Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Number of shares issued | shares											611,426
Fair value of warrants		$ 800
Effective Interest Rate of Loan		8.85%
Warrants issued | shares		611,426
Change in fair value of warrants	(100)
Finance Leasehold Improvements [Member]
Disclosure of offsetting of financial liabilities [line items]
Other non-current financial liabilities	1,100					$ 900	1,100	$ 900	1,100
State Guaranteed Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings	8,400						8,400		8,400	€ 18.5
Secured borrowings using exchange rates	19,200						$ 19,200		19,200
Guaranteed borrowing amount, percentage							90.00%
Current liability of loan	$ 4,800						$ 4,800		$ 4,800
State Guaranteed Loan [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest at a contractual rate	0.31%						0.31%		0.31%	0.31%
State Guaranteed Loan [Member] | Top of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest at a contractual rate	3.35%						3.35%		3.35%	3.35%
Grant and Refundable Advance Agreement [Member]
Disclosure of offsetting of financial liabilities [line items]
Percentage of grant and refundable advance													0.087		0.152	0.161
Conditional advances													$ 2,100		$ 1,900	$ 900
Advances, term of repayment					3 years
Annual rate of discounting					3.04%
Expected amount of discounting adjustment					$ 1,000
Refundable advances amount to be repaid					$ 5,600
Cash received as grant									$ 1,900
Grant and Refundable Advance Agreement [Member] | Fair Value [Member]
Disclosure of offsetting of financial liabilities [line items]
Conditional advances	$ 3,000						$ 3,000		3,000
Cash received in grants							4,800
European Investment Bank Credit Facility [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings | €																		€ 40.0
Tranche A borrowings | €																	€ 20.0	20.0
Tranche B borrowings			$ 15,000															15.0
Tranche C borrowings | €											€ 5.0							€ 5.0
European Investment Bank Credit Facility [Member] | Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest at a contractual rate				8.00%													8.00%
Percentage of warrants issued				5.00%													5.00%
Exercise price | € / shares																	€ 1.92
Volume-weighted average price per share, percentage				99.00%
Warrants maturity period				6 years
European Investment Bank Credit Facility [Member] | Tranche B Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest at a contractual rate			7.00%											7.00%
Percentage of warrants issued			2.00%											2.00%
Exercise price | € / shares														€ 2.53
Volume-weighted average price per share, percentage			99.00%
Warrants maturity period			6 years
European Investment Bank Credit Facility [Member] | Tranche C Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest at a contractual rate											6.00%
Percentage of warrants issued											0.60%
Exercise price | € / shares												€ 1.7
Volume-weighted average price per share, percentage		99.00%
Warrants maturity period		6 years
Research Tax Credit Financings [Member]
Disclosure of offsetting of financial liabilities [line items]
Other current financial liabilities	$ 11,200						$ 11,200		$ 11,200